Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Provisions established	$ (1,276,035)	$ (819,494)	$ (674,341)
Released provisions	933,490	472,514	405,080
Totals	(342,545)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(634,886)	(442,872)	(436,955)
Released provisions	474,192	336,042	273,824
Totals	(160,694)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(78,185)	(63,699)	(38,837)
Released provisions	78,873	31,310	34,589
Totals	688
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(562,620)	(312,697)	(198,242)
Released provisions	380,294	104,953	96,381
Totals	(182,326)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(1,275,691)	(819,268)	(674,034)
Released provisions	933,359	472,305	404,794
Totals	(342,332)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(344)	(226)	(307)
Released provisions	131	209	286
Totals	$ (213)
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established		(338,927)	(388,044)
Released provisions		302,713	251,868
Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established		(338,701)	(387,737)
Released provisions		302,504	251,582
Individually assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established		(338,701)	(387,737)
Released provisions		302,504	251,582
Individually assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established		(226)	(307)
Released provisions		209	286
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established		(480,567)	(286,297)
Released provisions		169,801	153,212
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established		(104,171)	(49,218)
Released provisions		33,538	22,242
Collectively assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established		(63,699)	(38,837)
Released provisions		31,310	34,589
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established		(312,697)	(198,242)
Released provisions		104,953	96,381
Collectively assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established		(480,567)	(286,297)
Released provisions		$ 169,801	$ 153,212